Investment Risks	Oct. 24, 2025
Ocean Park Domestic ETF
Prospectus [Line Items]
Risk [Text Block]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Ocean Park Domestic ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Ocean Park Domestic ETF | Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

Ocean Park Domestic ETF | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Ocean Park Domestic ETF | Small And Midcapitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Capitalization Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Ocean Park Domestic ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Ocean Park Domestic ETF | Etf Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. While the Fund expects that redemptions will be solely made in-kind, the Fund may accept cash as a component of a redemption by an Authorized Participant from time to time.

○	Trading Issues. Trading in Fund shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. An active trading market for the Shares may not be developed or maintained.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Ocean Park Domestic ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.

Ocean Park Domestic ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Ocean Park Domestic ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Ocean Park Domestic ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

Ocean Park Domestic ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other funds that invest directly in securities. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Ocean Park Domestic ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Domestic ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Ocean Park International ETF
Prospectus [Line Items]
Risk [Text Block]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Ocean Park International ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Ocean Park International ETF | Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

Ocean Park International ETF | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Ocean Park International ETF | Small And Midcapitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Capitalization Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Ocean Park International ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Ocean Park International ETF | Etf Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. While the Fund expects that redemptions will be solely made in-kind, the Fund may accept cash as a component of a redemption by an Authorized Participant from time to time.

○	Trading Issues. Trading in Fund shares on the NASDAQ (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. An active trading market for the Shares may not be developed or maintained.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Ocean Park International ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.

Ocean Park International ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Ocean Park International ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Ocean Park International ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

Ocean Park International ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other funds that invest directly in securities. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Ocean Park International ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park International ETF | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any underlying Funds that invest in such securities. When all or a portion of an Underlying Fund’s portfolio securities trade in a market that is closed when the market for its shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Fund’s domestic trading day, which could lead to differences between the market value of its shares and the Underlying Fund’s NAV.

Ocean Park International ETF | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Ocean Park International ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Ocean Park Diversified Income ETF
Prospectus [Line Items]
Risk [Text Block]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Ocean Park Diversified Income ETF | Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

Ocean Park Diversified Income ETF | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations than other fixed income securities and their exposure will generally be limited to the period of time until the interest rate on the security is reset.

Ocean Park Diversified Income ETF | Etf Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. While the Fund expects that redemptions will be solely made in-kind, the Fund may accept cash as a component of a redemption by an Authorized Participant from time to time.

○	Trading Issues. Trading in Fund shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. An active trading market for the Shares may not be developed or maintained.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Ocean Park Diversified Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.

Ocean Park Diversified Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Ocean Park Diversified Income ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Ocean Park Diversified Income ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

Ocean Park Diversified Income ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other funds that invest directly in securities. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Ocean Park Diversified Income ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park Diversified Income ETF | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities. When all or a portion of an Underlying Fund’s portfolio securities trade in a market that is closed when the market for its shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Fund’s domestic trading day, which could lead to differences between the market value of its shares and the Underlying Fund’s NAV.

Ocean Park Diversified Income ETF | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Ocean Park Diversified Income ETF | Credits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. Issuers of debt securities may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund or an Underlying Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by S&P or another credit rating agency.

Ocean Park Diversified Income ETF | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

Ocean Park Diversified Income ETF | Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Bond Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed.

Ocean Park Diversified Income ETF | Mortgagebacked Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-Backed Security Risk. When the Fund has investment exposure to mortgage-backed securities through an Underlying Fund, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities, resulting in losses for the Underlying Fund.

Ocean Park Diversified Income ETF | Convertible Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risk and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk. If a convertible bond held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash at a time that may be unfavorable to a Fund.

Ocean Park Diversified Income ETF | Bank Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Bank Loan Risk. The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are invested in floating rate debt securities. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt securities in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. A significant portion of floating rate loans in which an Underlying ETF invests may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and/or may contain other characteristics that would be favorable to the borrower, limiting the ability of lenders to take legal action to protect their interests in certain situations.

Ocean Park Diversified Income ETF | Preferred Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred security. Preferred securities are also subject to credit risk, which is the possibility that an issuer of a preferred security will fail to make its dividend payments.

Ocean Park Diversified Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Ocean Park High Income ETF
Prospectus [Line Items]
Risk [Text Block]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Ocean Park High Income ETF | Treasury Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

Ocean Park High Income ETF | Interests Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations than other fixed income securities and their exposure will generally be limited to the period of time until the interest rate on the security is reset.

Ocean Park High Income ETF | Etf Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. While the Fund expects that redemptions will be solely made in-kind, the Fund may accept cash as a component of a redemption by an Authorized Participant from time to time.

○	Trading Issues. Trading in Fund shares on the NASDAQ (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. An active trading market for the Shares may not be developed or maintained.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Ocean Park High Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.

Ocean Park High Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

Ocean Park High Income ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Ocean Park High Income ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

Ocean Park High Income ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other funds that invest directly in securities. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Ocean Park High Income ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

●	Whipsaw Risk. Whipsaw risk is the possibility of experiencing losses or missed gains when the market quickly reverses direction after a trend signal triggers an entry or exit. For example, an adviser might sell a security because a downtrend is detected, only to have the market rebound, forcing it to buy back at a higher price (loss or missed gain). Conversely, a fund could buy due to an uptrend, and the market reverses downward, resulting in a loss. As such, trend-following strategies may be subject to frequent losses from whipsaw movements, and the Fund may experience short-term losses due to sudden reversals in prevailing trends. Therefore, trend-following strategy results, such as those utilized by the Fund’s adviser may differ from traditional buy-and-hold strategies and shareholders should expect periods of underperformance due to rapid market fluctuations.

Ocean Park High Income ETF | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities. When all or a portion of an Underlying Fund’s portfolio securities trade in a market that is closed when the market for its shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Fund’s domestic trading day, which could lead to differences between the market value of its shares and the Underlying Fund’s NAV.

Ocean Park High Income ETF | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Ocean Park High Income ETF | Credits Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. Issuers of debt securities may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund or an Underlying Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by S&P or another credit rating agency.

Ocean Park High Income ETF | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

Ocean Park High Income ETF | Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Bond Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed.

Ocean Park High Income ETF | Bank Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Bank Loan Risk. The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are invested in floating rate debt securities. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt securities in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. A significant portion of floating rate loans in which an Underlying ETF invests may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and/or may contain other characteristics that would be favorable to the borrower, limiting the ability of lenders to take legal action to protect their interests in certain situations.

Ocean Park High Income ETF | Preferred Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred security. Preferred securities are also subject to credit risk, which is the possibility that an issuer of a preferred security will fail to make its dividend payments.

Ocean Park High Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, there is the risk that you could lose money through your investment in the Fund.